Long-term Debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Long-term Debt

8) Long-term Debt

As of June 30, 2014 and December 31, 2013, the Partnership had the following debt amounts outstanding:

(US $ in thousands)	Vessel	June 30, 2014	December 31, 2013
$160 million Loan facility	Fortaleza Knutsen & Recife Knutsen	126,163	132,425
$220 million Loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	220,000	—
$20 million Revolver Credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	20,000	—
$120 million Loan facility	Bodil Knutsen	—	67,615
$85 million Loan facility	Windsor Knutsen	—	52,400
$93 million Loan facility	Carmen Knutsen	—	87,188
$117 million Loan facility	Hilda Knutsen	89,187	—
$117 million Loan facility	Torill Knutsen	90,424	—
Seller’s credit		—	10,349

Total long-term debt		545,774	349,977

Less current installments		38,781	29,269
Less seller’s credit		—	10,349

Long-term debt, excluding current installment and seller’s credit		$506,993	$310,359

The total outstanding debt as of June 30, 2014 is repayable as follows:

(US $ in thousands)
2014	$19,272
2015	39,268
2016	131,543
2017	25,568
2018	160,837
2019	169,286

Total	$545,774

In June 2014, the Partnership entered into two new senior secured credit facilities in order to refinance its existing long term bank debt. The senior secured credit facilities consist of $380 million including a $20 million revolving tranche, a $220 million term loan facility and a $140 term loan. The $240 million facility was drawn in June 2014 to repay existing debt under the $120 million loan facility, the $85 million loan facility and the $93 million loan facility secured by the Bodil Knutsen, Windsor Knutsen and Carmen Knutsen, respectively, and the seller credit from KNOT. The drawing of the new $140 million facility is expected to occur within the fourth quarter of 2014 and will replace the $160 million Loan Facility secured by the Fortaleza Knutsen and Recife Knutsen.

$240 Million Secured Loan Facility

In June 2014, Partnership subsidiaries KNOT Shuttle Tankers 18 AS, KNOT Shuttle Tankers 17 AS and Knutsen Shuttle Tankers 13 AS entered into a senior secured term loan in a total aggregate amount of $240 million (the “Senior Secured Loan Facility”). The Senior Loan Facility consist of (i) $220 million term loan (the “Term Loan Facility”), and (ii) $20 million revolving credit facility (the “Revolving Credit Facility”).

The Revolving Credit Facility terminates in June 2019, bears interest at LIBOR plus a fixed margin of 2.125% and has a commitment fee equal to 40% of the margin of the Revolving Credit Facility calculated on the daily undrawn portion of the Revolving Credit Facility.

The Term Loan Facility is repayable in quarterly instalments over five years with a final balloon payment due at maturity in June 2019. The Term Loan Facility bears interest at LIBOR plus a margin of 2.125%.

The Senior Secured Loan Facility is guaranteed by the Partnership and KNOT Shuttle Tankers AS, and secured by vessels mortgages (the Windsor Knutsen, the Bodil Knutsen and the Carmen Knutsen).

The Senior Secured Loan Facility contains the following financial covenants:

•	The aggregate market value of the Windsor Knutsen, Bodil Knutsen and Carmen Knutsen shall not be less than 110% of the outstanding balance under the Senior Secured Loan Facility for the first two years, 120% until the fourth year, and 125% after the fifth year;

•	Positive working capital for the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Senior Secured Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default.

$160 Million Secured Loan Facility

The $160 million secured loan facility (the “Fortaleza and Recife Facility”), includes two tranches. Each tranche is repayable in quarterly installments over five years with final balloon payments due at maturity in March 2016 and August 2016. The Fortaleza and Recife Facility bears interest at LIBOR plus a fixed margin of 3.0%. The Fortaleza and Recife Facility is secured by the Fortaleza Knutsen and the Recife Knutsen, and the Partnership and KNOT Shuttle Tankers AS are the sole guarantors. It also contains the following financial covenants:

•	Market value of the Fortaleza Knutsen and Recife Knutsen shall not be less than 100% of the outstanding balance under the Fortaleza and Recife Facility;

•	Positive working capital for the borrower;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Fortaleza and Recife Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default.

$117 Million Loan facility

The $117 million secured loan facility (the “Hilda Facility”) is repayable in quarterly installments over five years with a final balloon payment due at maturity in July 2018. The Hilda Facility bears interest at LIBOR plus a fixed margin of 2.5%. The Hilda Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Hilda Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantor. The Hilda Facility contains the following financial covenants:

•	Market value of the Hilda Knutsen shall not be less than 110% of the outstanding balance under the Hilda Facility for the first 2 years, 120% until the fourth year, and 125% after the fifth year;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default.

$117 Million Loan facility

The $117 million secured loan facility (the “Torill Facility”) is repayable in quarterly installments over five years with a final balloon payment due at maturity in October 2018. The Torill Facility bears interest at LIBOR plus a fixed margin of 2.5%. The Torill Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Hilda Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantor. The Torill Facility contains the following financial covenants:

•	Market value of the Torill Knutsen shall not be less than 110% of the outstanding balance under the Torill Facility for the first 2 years, 120% until the fourth year, and 125% after the fifth year;

•	Positive working capital of the borrower and the Partnership;

•	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership above the eighth vessel and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and

•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Torill Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default.

$120 Million Secured Loan Facility

The $120 million secured loan facility (the “Bodil Facility”) was repaid in full in June 2014 with the proceeds from the $240 Million Secured Loan Facility refinancing noted above.

$85 Million Secured Loan Facility

The $85 million secured loan facility (the “Windsor Facility”) was repaid in full in June 2014 with the proceeds from the $240 Million Secured Loan Facility refinancing noted above.

$93 Million Secured Loan Facility

The $93 million secured loan facility (the “Carmen Facility”) was repaid in full in June 2014 with the proceeds from the $240 Million Secured Loan Facility refinancing noted above.

$10.5 Million Seller’s Credit

As part of the financing of the purchase of Carmen Knutsen, KNOT provided a Seller Loan. This loan was repaid in full in June 2014, with the proceeds from the $240 Million Secured Loan Facility refinancing noted above.

The Partnership was in compliance with all loan covenants as of June 30, 2014 and December 31, 2013.

The LIBOR interest rates for the individual loans do not include the effect of the Partnership’s interest rate swaps. See Note 6 – Derivative Instruments and Note 7 – Fair Value Measurements.